Finance and investment income, finance costs and revaluation and retranslation of financial instruments	12 Months Ended
Dec. 31, 2019
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Finance and investment income, finance costs and revaluation and retranslation of financial instruments
6. Finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income includes:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Income from equity investments	18.3	15.2	16.7
Interest income	80.7	83.7	72.3
	99.0	98.9	89.0

Finance costs include:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Net interest expense on pension plans	3.5	3.6	5.4
Interest on other long-term employee benefits	3.9	3.5	3.3
Interest expense and similar charges 2	252.0	272.0	253.2
Interest expense related to lease liabilities	99.7	–	–
	359.1	279.1	261.9

Revaluation and retranslation of financial instruments include:

Continuing operations	2019 3 £m	2018 1,3 £m	2017 1,3 £m
Movements in fair value of treasury instruments	0.4	(11.0)	0.4
Premium on the early repayment of bonds	(63.4)	–	–
Revaluation of investments held at fair value through profit or loss	9.1	67.8	–
Revaluation of put options over non-controlling interests	(24.3)	25.9	39.5
Revaluation of payments due to vendors (earnout agreements)	(3.7)	46.1	156.5
Retranslation of financial instruments	245.7	(205.1)	194.6
	163.8	(76.3)	391.0

Notes
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.
3	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.

The retranslation of financial instruments includes foreign exchange gains/losses on bonds, cross currency swaps, intercompany loans and bank balances that form part of the Group’s central financing structures. Any foreign exchange gains/losses on operations are recognised in general and administrative costs as set out in note 3.

The majority of the Group’s long-term debt is represented by $1,563 million of US dollar bonds at an average interest rate of 4.06%,
€
3,100 million of Eurobonds at an average interest rate of 1.82% and £400 million of Sterling bonds at an average interest rate of 2.88%.

Average borrowings under the US Dollar Revolving Credit Facilities (note 10) amounted to the equivalent of $72 million at an average interest rate of 1.11% (2018: $125 million at an average interest rate of 0.96%).

Average borrowings under the Australian Dollar Revolving Credit Facilities, amounted to A$310 million at an average rate of 2.95% (2018: A$439 million at an average rate of 3.27%).

Average borrowings under the US Commercial Paper Programme for 2019 amounted to $41 million at an average interest rate of 2.46% inclusive of margin (2018: $540 million at an average interest rate of 2.28% inclusive of margin).

Average borrowings under the Euro Commercial Paper Programme for 2019 amounted to £255 million at an average interest rate of 1.16% inclusive of currency swaps (2018: £nil).